Investment property - Summary of sensitivity analysis in valuation of investment property (Detail) - Investment property [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Average growth rate of rental income
Disclosure of detailed information about investment property [line items]
Increase	0.25%
Decrease	0.25%
Increase	S/ 10,474	S/ 15,291
Decrease	S/ (10,107)	(14,733)
Long-term inflation
Disclosure of detailed information about investment property [line items]
Increase	0.25%
Decrease	0.25%
Increase	S/ 16,133	17,592
Decrease	S/ (15,017)	(16,308)
Discount rate
Disclosure of detailed information about investment property [line items]
Increase	0.50%
Decrease	0.50%
Increase	S/ (47,957)	(48,381)
Decrease	S/ 55,135	S/ 55,881